Note 7 - Stockholders' Equity (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 21, 2025	Sep. 30, 2021	Feb. 18, 2021
Subsidiary or Equity Method Investee [Line Items]
Share-based Payment Arrangement, Expense	$ 2,800,000	$ 1,900,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	8,100,000		$ 7,400,000
Common stock issued to directors			179,836	150,387	125,063
Stock-based compensation	$ 2,784,000	$ 1,936,000	$ 10,918,000	$ 8,659,000	$ 6,598,000
Common stock issued to directors			$ 1,034,000	$ 796,000	$ 676,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 4 months 24 days		1 year 7 months 6 days
Stock Issued During Period Shares Compensation To Interim CEO				48,489
Stock Issued During Period Value Compensation To Interim CEO				$ 283,000
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation (in shares)	47,134	0
Share-Based Payment Arrangement, Decrease for Tax Withholding Obligation	$ 1,200,000
Shares Withheld for Tax Withholding Obligation, Price Per Share (in dollars per share)	$ 24.63
Common stock, shares authorized (in shares)	1,250,000,000		1,250,000,000	1,250,000,000
Number of warrants (in shares)	2,060,000		2,068,000
Conversion of warrants	$ 8,000
Warrants exercise price per share	$ 8.02		$ 8.02
Conversion of Stock	Each warrant entitles the warrant holder to purchase one share of our common stock
Common stock issued upon conversion of series B preffered stock	64,000		11,385	64
Number of series B preffered stock coverted	8,000		3,541	20
Dividend per share	$ 0.00375						$ 0.01
At The Market Equity Distribution Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Redeem of Senior Notes			$ 212,000,000
Maximum [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized (in shares)						1,250,000,000
Minimum [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized (in shares)						750,000,000
Klondex Mines Ltd
Subsidiary or Equity Method Investee [Line Items]
Number of warrants (in shares)	2,060,000
At the market Offering [Member]
Subsidiary or Equity Method Investee [Line Items]
Equity Distribution Agreement, Maximum Number of Shares to be Sold (in shares)	59,802,012							60,000,000
At the market Offering [Member] | At The Market Equity Distribution Agreement [Member]
Subsidiary or Equity Method Investee [Line Items]
Proceeds from Issuance or Sale of Equity	$ 348,500,000
Payments of Stock Issuance Costs	$ 5,400,000